Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ (25,563)	$ (17,458)	$ (11,997)
Deferred	81	(2,266)	(235)
Income tax expense	$ (25,482)	$ (19,724)	$ (12,232)